Financial instruments related to commodity contracts - Changes in fair value (Details) - Derivative financial instruments related to commodity contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial structure, financial costs and financial instruments
Fair value as of the beginning of the period	$ 6,246	$ (2,238)
Fair value as of the end of the period	1,446	6,246	$ (2,238)
Integrated Gas, Renewables & Power activities
Financial structure, financial costs and financial instruments
Fair value as of the beginning of the period	6,383	(1,928)	(260)
Impact on income	11,406	6,817	676
Settled contracts	(15,628)	1,408	(2,348)
Other	186	86	4
Fair value as of the end of the period	2,347	6,383	(1,928)
Crude oil, petroleum products and freight rates activities
Financial structure, financial costs and financial instruments
Fair value as of the beginning of the period	(137)	(310)	(282)
Impact on income	5,891	3,950	3,813
Settled contracts	(6,655)	(3,777)	(3,841)
Fair value as of the end of the period	$ (901)	$ (137)	$ (310)